Sep. 30, 2018
First Investors Premium Income Fund
First Investors Premium Income Fund
SUPPLEMENT DATED APRIL 1, 2019

FIRST INVESTORS INCOME AND EQUITY FUNDS PROSPECTUS
DATED JANUARY 31, 2019

1.	All references to the website “foresters.com” are deleted and replaced with “firstinvestorsfunds.com”.

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Please retain this Supplement for future reference

IETS419